CONCENTRATIONS - Concentrations of credit risk (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 HKD ($)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)
Concentration Risk
Cash and restricted cash balances	$ 892,988			$ 996,237	$ 28,157,032	$ 695,075
Total cash	196,883			297,288
China
Concentration Risk
Insurance covered for balances at financial institutions and banks	69,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash and restricted cash balances	813,000
Total cash	116,926			209,532
Insurance not covered on cash balances	674,000
Hong Kong
Concentration Risk
Total cash	79,957		$ 620,000	$ 87,756
Insurance not covered on cash balances	8,000		$ 63,000
Hong Kong | Minimum
Concentration Risk
Total cash	80,000
Insurance not covered on cash balances	$ 8,000